Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued liabilities (Table)

Accrued liabilities consist of the following:

	As of December 31,
	2020	2019
Accrued loan interest and loan fees	$ 1,817	$ 3,403
Accrued operating expenses	4,953	5,339
Accrued capitalized expenses	1,350	4,263
Accrued voyage expenses and commissions	1,577	1,356
Accrued general and administrative expenses	992	1,795

Total	$ 10,689	$ 16,156